FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2015
FINANCIAL INSTRUMENTS
Schedule of fair value estimates and information about valuation methodologies regarding financial instruments

	Thousands of Yen
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥1,378,444	¥1,378,444	¥2,718,261	¥2,718,261
Current portion of investment	101,064	101,064	1,063	1,063
Trade accounts receivable	860,202	860,202	1,541,422	1,541,422

Liabilities:
Trade accounts payable	323,898	323,898	432,188	432,188
Short-term bank borrowing			36,000	36,000
Long-term debt:
Bank borrowings	712,600	713,612	1,224,668	1,226,651